SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

On July 2, 2026, holders of 239,366 warrants exercised their warrants on a cashless (net) basis in accordance with the terms of the warrant agreement. Under the net exercise provisions, warrant holders received a number of common shares equal to the value of the warrants, net of the aggregate exercise price, without any cash consideration being paid to the Company. Based on the market price of the Company’s common shares of $8.02 per share on the exercise date and an exercise price of $4.335 per warrant, the Company issued 109,983 common shares in settlement of the warrants.

On August 13, 2026, the Company received the approval to list on the Nasdaq and started trading on the Nasdaq on August 17, 2026.

On August 14, 2026, the Company issued an aggregate of 1,788,233 Preferred Shares at a price of $4.25 per Preferred Share, for an aggregate amount of $7,600,000 as follows:

-	$3,862,143 through the settlement and extinguishment of a convertible debenture;

-	$518,704 through the settlement of accrued and unpaid salary owing to three members of the Company’s management;

-	$219,153 through the settlement of other indebtedness and accounts payable owing to suppliers and other creditors of the Company and its subsidiaries; and

-	$3,000,000 in cash.

On completion, the Financing has reduced the Company’s liabilities and increased its shareholder’s equity by an aggregate amount of $7,600,000.

In connection with the Financing the Company also issued 200,000 A warrants, vesting immediately and each exercisable to acquire one common share at $10.00 per common share for a period of four years, and 1,588,233 B warrants, vesting immediately and each exercisable at $5.00 per common share for a period of five years. The Company and the lead investor have entered into a registration rights agreement in respect of the common shares issuable on conversion of the Preferred Shares and on exercise of the B warrants.